UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03162
Active Assets Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: June 30, 2010
Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Tax-Free Trust
Portfolio of Investments • March 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	Short-Term Variable Rate Municipal Obligations (82.3%)
	Alaska
$9,000	Alaska Housing Finance Corporation, Home Mortgage Ser 2009 A	0.28%	04/07/10	$9,000,000
	Arizona
12,600	Arizona Health Facilities Authority, Banner Health Ser 2008 D ROCs II-R Ser 11687	0.46	04/07/10	12,600,000
10,545	Austin Trust, Arizona Health Facilities Authority Banner Health Ser 2008 A Custody Receipts Ser 2008-1097	0.30	04/07/10	10,545,000
15,655	BB&T Municipal Trust, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9	0.29	04/07/10	15,655,000
7,290	Yavapai County Industrial Development Authority, Northern Arizona Healthcare System Ser 2008 B	0.28	04/07/10	7,290,000
	Colorado
12,000	Broomfield Urban Renewal Authority, Broomfield Event Center Ser 2005	0.29	04/07/10	12,000,000
	City of Colorado Springs,
24,000	Utilities System Sub Lien Ser 2005 A	0.30	04/07/10	24,000,000
6,000	Utilities System Sub Lien Ser 2009 C	0.28	04/07/10	6,000,000
5,990	Colorado Educational & Cultural Facilities Authority, Oklahoma’s Public Radio Ser 2005 A	0.29	04/07/10	5,990,000
1,860	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Ser 2008	0.30	04/07/10	1,860,000
	Connecticut
5,545	Barclays Capital Municipal Trust Receipts, Connecticut Health & Educational Facilities Authority Yale University Ser 2010 A-2 Floater-TRs Ser 22B	0.29	04/07/10	5,545,000
	Delaware
8,170	New Castle County, University Courtyard Apartments Ser 2005	0.30	04/07/10	8,170,000
	District of Columbia
13,900	District of Columbia, Washington Drama Society Ser 2008	0.30	04/07/10	13,900,000
5,935	District of Columbia Water & Sewer Authority, Public Utility Ser 1998 PUTTERs Ser 2964 (AGM Insd)	0.34	04/07/10	5,935,000
	Florida
	BB&T Municipal Trust
23,730	Seminole County Water & Sewer Floater Certificates Ser 45	0.29	04/07/10	23,730,000
10,000	Tampa Bay Water Ser 2008 Floater Certificates Ser 36	0.29	04/07/10	10,000,000
	City of Gainesville,
74,830	Utilities System 2007 Ser A	0.26	04/07/10	74,830,000
22,330	Utilities System 2008 Ser B	0.26	04/07/10	22,330,000
16,000	Florida State Board of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017	0.30	04/07/10	16,000,000
9,035	Florida State Department of Transportation, Ser 2008 A PUTTERs Ser 2514	0.29	04/07/10	9,035,000
	Highlands County Health Facilities Authority,
20,000	Adventist Health System/Sunbelt Obligated Group Ser 2005 G	0.28	04/07/10	20,000,000
15,000	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.25	04/07/10	15,000,000
11,000	Adventist Health System/Sunbelt Obligated Group Ser 2006 B-2	0.25	04/07/10	11,000,000
4,660	Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC Insd)	0.30	04/07/10	4,660,000
39,000	Miami-Dade County Expressway Authority, Toll System Ser 2006 Eagle #20060121 Class A (BHAC Insd)	0.30	04/07/10	39,000,000
17,025	North Broward Hospital District, Ser 2008 A	0.26	04/07/10	17,025,000
2,000	Orange County Health Facilities Authority, Orlando Regional Healthcare System Ser 2008 E	0.32	04/07/10	2,000,000
110,000	Orlando Utilities Commission, Utility System Ser 2008	0.28	04/07/10	110,000,000
	Orlando-Orange County Expressway Authority

Active Assets Tax-Free Trust
Portfolio of Investments • March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

$30,090	Ser 2007 A Eagle #20070107 Class A (BHAC Insd)	0.30%	04/07/10	$30,090,000
35,500	Ser 2008 B-3	0.24	04/07/10	35,500,000
72,700	Ser 2008 B-4	0.24	04/07/10	72,700,000
5,000	Pinellas County Health Facilities Authority, Baycare Health System Ser 2009 A-2	0.29	04/07/10	5,000,000
	Georgia
24,600	Bartow County Development Authority, Georgia Power Company Plant Bowen First Series 2009	0.32	04/01/10	24,600,000
73,870	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta Ser 2008	0.29	04/07/10	73,870,000
36,500	Georgia Municipal Electric Authority, General Sub Ser 1985 C	0.32	04/07/10	36,500,000
23,598	Gwinnett County Development Authority, Civic & Cultural Center Ser 2001	0.28	04/07/10	23,598,000
	Monroe County Development Authority,
8,000	Georgia Power Co Scherer Plant Second Ser 2008	0.80	01/07/11	8,000,000
56,600	Georgia Power Co Scherer Plant Second Ser 2009	0.32	04/01/10	56,600,000
	Illinois
	Chicago Board of Education,
5,200	Ser 2009 A-1	0.30	04/07/10	5,200,000
5,900	Ser 2009 A-2	0.30	04/07/10	5,900,000
159,300	County of Cook, Ser 2002 B	0.30	04/07/10	159,300,000
2,600	Illinois Development Finance Authority, Young Men’s Christian Association of Metropolitan Chicago Ser 2001	0.30	04/07/10	2,600,000
	Illinois Finance Authority,
129,900	Advocate Health Care Network Ser 2008 Subser C-1	0.28	04/07/10	129,900,000
40,400	Advocate Health Care Network Ser 2008 Subser C-2B	0.28	04/07/10	40,400,000
5,325	CHF-DeKalb LLC at Northern Illinois University Ser 2006 A	0.29	04/07/10	5,325,000
10,545	Dominican University Ser 2006	0.30	04/07/10	10,545,000
	Indiana
	Indiana Finance Authority,
11,500	Sisters of St Francis Health Services Inc Ser 2008 D	0.29	04/07/10	11,500,000
1,595	Sisters of St Francis Health Services Inc Ser 2008 I	0.27	04/07/10	1,595,000
68,040	Trinity Health Ser 2008 D-1	0.26	04/07/10	68,040,000
61,020	Trinity Health Ser 2008 D-2	0.26	04/07/10	61,020,000
40,425	Purdue University, Student Facilities System Ser 2007 C	0.24	04/07/10	40,425,000
	Iowa
	Iowa Finance Authority,
17,300	CHF-Des Moines LLC Ser 2007 A	0.30	04/07/10	17,300,000
9,110	Northcrest Inc Ser 2006	0.27	04/07/10	9,110,000
10,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.29	04/07/10	10,000,000
	Kansas
	Kansas State Department of Transportation,
3,840	Highway Ser 2004 A PUTTERs Ser 2969 (AGM Insd)	0.29	04/07/10	3,840,000
45,150	Highway Ser 2008 A-4	0.28	04/07/10	45,150,000
	Kentucky
85,725	Kentucky Public Energy Authority, Gas Supply Ser 2006 A	0.28	04/01/10	85,725,000
	Louisiana
11,520	Louisiana Local Government Environmental Facilities & Community Development Authority, St James Place of Baton Rouge Ser 2007 A	0.32	04/07/10	11,520,000
	Maryland
40,900	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.26	04/07/10	40,900,000
	Maryland Health & Higher Educational Facilities Authority,
7,500	Catholic Health Initiatives Ser 1997 B	0.30	04/07/10	7,500,000
7,125	LifeBridge Health Ser 2008 ROCs II-R Ser 11594 (AGC Insd)	0.31	04/07/10	7,125,000

Active Assets Tax-Free Trust
Portfolio of Investments • March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

$21,750	Loyola College In Maryland Ser 2008	0.30%	04/07/10	$21,750,000
	Massachusetts
6,905	Barclays Capital Municipal Trust Receipts, Massachusetts Health & Educational Facilities Authority MIT Ser 2008 N Floater-TRs Ser 15W	0.29	04/07/10	6,905,000
	Massachusetts Bay Transportation Authority,
29,570	Senior Sales Tax Ser 2008 A-1	0.28	04/07/10	29,570,000
11,000	Senior Sales Tax Window Ser 2010 A	0.38	10/27/10	11,000,000
	Massachusetts Development Finance Agency,
6,580	Cushing Academy Ser 2004	0.29	04/07/10	6,580,000
7,500	Phillips Academy Ser 2003	0.29	04/07/10	7,500,000
	Massachusetts Health & Educational Facilities Authority,
10,000	Harvard University Ser 2005 C ROCs II-R Ser 10390	0.30	04/07/10	10,000,000
50,000	Partners HealthCare System Inc 2003 Ser D-2	0.29	04/07/10	50,000,000
81,600	Massachusetts Water Resources Authority, Gen Ser 2008 F	0.27	04/07/10	81,600,000
40,000	University of Massachusetts Building Authority, Ser 2008-1	0.31	04/07/10	40,000,000
	Michigan
	Kent Hospital Finance Authority,
22,555	Metropolitan Hospital Ser 2005 B	0.29	04/07/10	22,555,000
23,000	Spectrum Health Ser 2008 B-3	0.25	04/07/10	23,000,000
	Michigan State Hospital Finance Authority,
25,000	Ascension Health Senior Credit Group Ser 2010 F-2	0.28	04/07/10	25,000,000
20,000	Ascension Health Senior Credit Group Window Ser 2010 F-8	0.38	10/27/10	20,000,000
5,105	Trinity Health Credit Group Ser 2006 A	0.29	04/07/10	5,105,000
35,320	Michigan State University, Ser 2003 A	0.25	04/07/10	35,320,000
34,300	University of Michigan, Hospital Ser 2007 B	0.29	04/07/10	34,300,000
	Minnesota
5,800	City of Minneapolis, Fairview Health Services Ser 2008 C	0.25	04/07/10	5,800,000
	Mississippi
35,000	County of Perry, Leaf River Forest Products Inc. Ser 2002	0.37	04/07/10	35,000,000
9,000	Mississippi Business Finance Corporation, Petal Gas Storage LLC Ser 2007	0.29	04/07/10	9,000,000
	Missouri
10,200	Cape Girardeau County Industrial Development Authority, St Francis Medical Center Ser 2009 B	0.30	04/07/10	10,200,000
14,800	Kansas City Industrial Development Authority, Kansas City Downtown Redevelopment District Ser 2006 B	0.30	04/07/10	14,800,000
	Missouri State Health & Educational Facilities Authority,
7,955	BJC Health System Ser 2003 PUTTERs Ser 2587	0.29	04/07/10	7,955,000
20,000	BJC Health System Ser 2008 A	0.28	04/07/10	20,000,000
28,100	BJC Health System Ser 2008 B	0.29	04/07/10	28,100,000
75,000	BJC Health System Ser 2008 D	0.29	04/07/10	75,000,000
5,200	BJC Health System Ser 2008 E	0.27	04/07/10	5,200,000
30,000	Sisters of Mercy Health System Ser 2008 D	0.28	04/07/10	30,000,000
27,600	Sisters of Mercy Health System Ser 2008 E	0.28	04/07/10	27,600,000
53,300	SSM Health Care Ser 2005 C-3	0.28	04/07/10	53,300,000
	Nebraska
30,200	American Public Energy Agency, Gas Supply Ser 2005 A	0.30	04/07/10	30,200,000
63,000	Central Plains Energy Project, Gas Project No 2 Ser 2009	0.29	04/07/10	63,000,000
	Nevada
	City of Reno,
10,000	Renown Regional Medical Center Ser 2008 B	0.26	04/07/10	10,000,000
5,970	Renown Regional Medical Center Ser 2009 B	0.26	04/07/10	5,970,000

Active Assets Tax-Free Trust
Portfolio of Investments • March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	New Hampshire
$8,000	J P Morgan Chase & Co, New Hampshire Health & Higher Education Facilities Authority LRG Healthcare Ser 2009 PUTTERs Ser 3648	0.29%	04/07/10	$8,000,000
24,200	New Hampshire Higher Educational & Health Facilities Authority, St Paul’s School Ser 1998	0.30	04/07/10	24,200,000
	New Mexico
	New Mexico Finance Authority,
32,250	Sub Lien Ser 2008 Subser A-2	0.26	04/07/10	32,250,000
40,000	Sub Lien Ser 2008 Subser B-2	0.25	04/07/10	40,000,000
25,490	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.30	04/07/10	25,490,000
50,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.29	04/07/10	50,000,000
	New York
	Austin Trust,
15,260	New York City Fiscal 2005 Ser E Custody Receipts Ser 2008-1198 (AGM Insd)	0.30	04/07/10	15,260,000
7,250	New York City Municipal Water Finance Authority Fiscal 2005 Ser B Custody Receipts Ser 2008-1199 (AGM Insd)	0.30	04/07/10	7,250,000
10,345	BB&T Municipal Trust, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055	0.28	04/07/10	10,345,000
2,500	City of New York, Fiscal 2005 Ser O ROCs II-R Ser 11685	0.30	04/07/10	2,500,000
6,000	JP Morgan Chase & Co, New York City Municipal Water Finance Authority Ser 2009 EE PUTTERs Ser 3587	0.28	04/07/10	6,000,000
	Metropolitan Transportation Authority,
40,000	Ser 2002 G Subser G-1	0.29	04/07/10	40,000,000
24,445	Ser 2005 B Eagle #20060114 Class A (BHAC Insd)	0.30	04/07/10	24,445,000
104,000	New York City Industrial Development Agency, One Bryant Park LLC Ser 2004 A	0.27	04/07/10	104,000,000
	New York City Municipal Water Finance Authority,
113,000	Second General Fiscal 2010 Ser CC	0.25	04/07/10	113,000,000
13,405	Water & Sewer System PUTTERs Ser 3092	0.28	04/01/10	13,405,000
34,000	New York Liberty Development Corporation, World Trade Center Ser 2009 A	0.50	01/18/11	34,000,000
6,220	New York State Dormitory Authority, Pratt Institute Ser 2009 B	0.29	04/07/10	6,220,000
11,665	Port Authority of New York & New Jersey, Cons 135th Ser 2004 PUTTERs Ser 3094	0.28	04/07/10	11,665,000
21,610	Triborough Bridge & Tunnel Authority, Ser 2005 B-4	0.30	04/07/10	21,610,000
	North Carolina
39,285	City of Winston-Salem, Water & Sewer System Ser 2007 B	0.27	04/07/10	39,285,000
18,000	County of Guilford, Ser 2007 B	0.27	04/07/10	18,000,000
4,930	County of New Hanover, New Hanover Regional Medical Center Ser 2008 A	0.29	04/07/10	4,930,000
	North Carolina Medical Care Commission,
20,150	Duke University Health System Ser 2005 A	0.26	04/07/10	20,150,000
11,890	FirstHealth of the Carolinas Ser 2008 A	0.27	04/07/10	11,890,000
38,750	Novant Health Obligated Group Ser 2004 A	0.30	04/07/10	38,750,000
38,685	Novant Health Ser 2008 B	0.27	04/07/10	38,685,000
48,920	Novant Health Ser 2008 C	0.32	04/07/10	48,920,000
3,500	United Church Homes & Services Ser 2007	0.28	04/07/10	3,500,000
	State of North Carolina,
34,700	Ser 2002 B	0.25	04/07/10	34,700,000
20,000	Ser 2002 D	0.25	04/07/10	20,000,000
15,000	Ser 2002 E	0.27	04/07/10	15,000,000
	Ohio
7,500	City of Cleveland, Water 2009 Ser R	0.28	04/07/10	7,500,000
	City of Columbus,
14,200	Sewer Ser 2008 B	0.29	04/07/10	14,200,000
1,400	Sewer Ser 2008 PUTTERs Ser 2456	0.29	04/07/10	1,400,000

Active Assets Tax-Free Trust
Portfolio of Investments • March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

$27,400	County of Franklin, OhioHealth Corp., Ser 2008 A	0.29%	04/07/10	$27,400,000
100	Ohio State University, General Receipts Ser 2005 B	0.25	04/07/10	100,000
20,000	State of Ohio, Common Schools Ser 2006 B	0.29	04/07/10	20,000,000
	Oklahoma
	Oklahoma Turnpike Authority,
66,300	Second Senior Ser 2006 C	0.26	04/07/10	66,300,000
21,500	Second Senior Ser 2006 D	0.30	04/07/10	21,500,000
	Oregon
	Oregon State Facilities Authority,
29,115	Lewis & Clark College Ser 2008 A	0.34	04/07/10	29,115,000
15,725	PeaceHealth Ser 2008 A	0.26	04/07/10	15,725,000
22,235	PeaceHealth Ser 2008 A	0.26	04/07/10	22,235,000
10,940	PeaceHealth Ser 2008 B	0.26	04/07/10	10,940,000
20,155	PeaceHealth Ser 2008 B	0.26	04/07/10	20,155,000
7,000	PeaceHealth Ser 2008 D	0.26	04/07/10	7,000,000
42,000	PeaceHealth Ser 2008 D	0.26	04/07/10	42,000,000
38,000	State of Oregon, Veterans’ Ser 73G	0.25	04/07/10	38,000,000
	Pennsylvania
11,100	Allegheny County Higher Education Building Authority, Carnegie Mellon University Ser 1998	0.30	04/01/10	11,100,000
10,000	Berks County Municipal Authority, Reading Hospital & Medical Center Ser 2009 A-5	0.53	07/15/10	10,000,000
	Bucks County Industrial Development Authority,
4,930	Grand View Hospital Ser 2008 A	0.27	04/07/10	4,930,000
5,850	Grand View Hospital Ser 2008 B	0.27	04/07/10	5,850,000
1,075	Pennswood Village Ser 2007 A	0.33	04/07/10	1,075,000
28,510	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group Ser 2006	0.27	04/07/10	28,510,000
7,750	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	0.29	04/07/10	7,750,000
29,445	Pennsylvania Housing Finance Agency, Rental Housing Ser 2008 D	0.28	04/07/10	29,445,000
	Pennsylvania Turnpike Commission,
40,000	Ser 2008 A-2	0.30	04/07/10	40,000,000
30,000	Ser 2008 B-1	0.32	04/07/10	30,000,000
34,200	Ser 2008 B-2	0.30	04/07/10	34,200,000
	RBC Municipal Products Inc Trust,
7,000	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-13	0.29	04/07/10	7,000,000
15,000	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2009 A-1 & A-2 Floater Certificates Ser E-15	0.29	04/07/10	15,000,000
6,360	Southcentral General Authority, WellSpan Health Series 2008 A ROCs II-R Ser 11686	0.30	04/07/10	6,360,000
	South Carolina
23,700	City of Columbia, Waterworks & Sewer System Ser 2009	0.35	04/01/10	23,700,000
	South Carolina Jobs-Economic Development Authority,
1,000	AnMed Health Ser 2009 A	0.27	04/07/10	1,000,000
2,000	Anmed Health Ser 2009 C	0.27	04/07/10	2,000,000
22,990	South Carolina Transportation Infrastructure Bank, Ser 2003 B-2	0.30	04/07/10	22,990,000
	South Dakota
27,075	South Dakota Health & Educational Facilities Authority, Avera Health Ser 2008 A-2	0.30	04/07/10	27,075,000
	Tennessee
4,000	Franklin County Health & Educational Facilities Board, University of the South Ser 1998 B	0.33	04/07/10	4,000,000
21,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Ser 2005 A-2	0.28	04/07/10	21,000,000

Active Assets Tax-Free Trust
Portfolio of Investments • March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

$23,500	Sevier County Public Building Authority, Local Government Public Improvement Ser 6 A-1	0.28%	04/07/10	$23,500,000
3,900	Shelby County Health Educational & Housing Facilities Board, Trezevant Manor Ser 2007 A	0.29	04/07/10	3,900,000
	Texas
	Austin Trust,
12,465	Dallas Area Rapid Transit Sales Tax Ser 2008 Custody Receipts Ser 2008-1162	0.30	04/07/10	12,465,000
15,000	Dallas Area Rapid Transit Sales Tax Ser 2008 Custody Receipts Ser 2008-1163	0.30	04/07/10	15,000,000
16,995	Red River Education Finance Corporation, St Marks School Ser 2007 Custody Receipts Ser 2007-334	0.30	04/07/10	16,995,000
10,570	Tarrant County Cultural Education Facilities Finance Corporation Texas Health Resources Ser 2007 A Custody Receipts Ser 2007-1031	0.30	04/07/10	10,570,000
31,000	Texas Transportation Commission Ser 2007 Custody Receipts Ser 2007-1026	0.30	04/07/10	31,000,000
5,200	Dallas Area Rapid Transit, Sales Tax Ser 2008 ROCs II-R Ser 11541	0.30	04/07/10	5,200,000
11,500	El Paso Health Facilities Development Corporation, Bienvivir Senior Health Services Ser 2007	0.32	04/07/10	11,500,000
20,900	Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System Ser 2008 C-1	0.28	04/01/10	20,900,000
15,200	Harris County Industrial Development Corporation, Baytank Inc Ser 1998	0.30	04/07/10	15,200,000
22,000	RBC Municipal Products Inc Trust, Houston Combined Utility System First Lien Ser 2010 B Floater Certificates Ser E-14	0.29	04/07/10	22,000,000
40,975	Tarrant County Cultural Education Facilities Finance Corporation, Scott White Memorial Hospital Ser 2008	0.28	04/07/10	40,975,000
	University of Texas,
60,735	Financing System Ser 2007 B	0.29	04/07/10	60,735,000
60,400	Financing System Ser 2008 B	0.22	04/07/10	60,400,000
41,135	Financing System Ser 2008 B	0.27	04/07/10	41,135,000
40,915	Financing System Ser 2008 B	0.27	04/07/10	40,915,000
56,830	Permanent University Fund Ser 2008 A	0.27	04/07/10	56,830,000
	Utah
41,600	Central Utah Water Conservancy District, Ser 2008 A	0.29	04/07/10	41,600,000
	City of Murray,
43,500	IHC Health Services Inc Ser 2003 A	0.29	04/07/10	43,500,000
39,800	IHC Health Services Inc Ser 2003 B	0.29	04/07/10	39,800,000
34,900	Utah Water Finance Agency, Ser 2008 B-2	0.29	04/07/10	34,900,000
	Virginia
	Fairfax County Industrial Development Authority,
3,230	Inova Health System Foundation Ser 1988 A	0.30	04/07/10	3,230,000
6,750	Inova Health System Foundation Ser 1998 B	0.30	04/07/10	6,750,000
47,400	Inova Health System Foundation Ser 2000	0.24	04/07/10	47,400,000
7,500	Inova Health System Window Ser 2020 A-1	0.41	10/27/10	7,500,000
6,000	JP Morgan Chase & Co., Fairfax County Industrial Development Authority, Inova Health System Foundation Ser 2009 A PUTTERs Ser 3590	0.28	04/07/10	6,000,000
	Norfolk Economic Development Authority,
7,700	Sentara Healthcare Window Ser 2010 B	0.41	10/27/10	7,700,000
6,000	Sentara Healthcare Window Ser 2010 C	0.41	10/27/10	6,000,000
33,820	Stafford County & Staunton Industrial Development Authority, VML/VACo Direct Loan Ser 2008 B-1	0.29	04/07/10	33,820,000
	Washington
	Barclays Capital Municipal Trust Receipts,
1,000	King County Limited Tax Ser 2009 Floater-TRs Ser 2009 1W (AGC Insd)	0.32	04/07/10	1,000,000
6,930	Washington Ser 2010 C Floater-TRs Ser 2009 32B	0.32	04/07/10	6,930,000

Active Assets Tax-Free Trust
Portfolio of Investments • March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

$43,000	County of King, Sewer Ser 2007 Eagle #20070084 Class A (AGM Insd)	0.30%	04/07/10	$43,000,000
9,675	Eclipse Funding Trust, Seattle Water System Ser 2005 Solar Eclipse Ser 2006-0002	0.28	04/07/10	9,675,000
32,025	Washington Health Care Facilities Authority, Swedish Health Services Ser 2006	0.33	04/07/10	32,025,000
7,720	Washington Higher Education Facilities Authority, Seattle University Ser 2008 A	0.29	04/07/10	7,720,000
	Wisconsin
3,375	Milwaukee Redevelopment Authority, University of Wisconsin-Milwaukee-Kenilworth Ser 2005	0.29	04/07/10	3,375,000
	Wisconsin Health & Educational Facilities Authority,
3,000	Children’s Hospital of Wisconsin Ser 2008 B Floater-TRs Ser 15W	0.32	04/07/10	3,000,000
28,300	Indian Community School of Milwaukee Ser 2007	0.30	04/07/10	28,300,000

	Total Short-Term Variable Rate Municipal Obligations (Cost $4,983,238,000)			4,983,238,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	Tax-Exempt Commercial Paper (8.7%)
	California
11,681	California Educational Facilities Authority, Stanford University Ser 2008	0.25%	04/28/10	0.25%	11,681,000
27,000	California Statewide Communities Development Authority, Kaiser Permanente Ser 2004 E	0.31	05/27/10	0.31	27,000,000
14,600	Los Angeles Department of Water & Power, Power System	0.20	04/08/10	0.20	14,600,000
48,000	San Gabriel Valley Council of Governments, Alameda Corridor East GANs	0.29	04/21/10	0.29	48,000,000
	Florida
35,730	City of Jacksonville, Ser A	0.32	04/29/10	0.32	35,730,000
	Maryland
27,100	County of Baltimore, Consolidated Public Improvement Ser 2002 BANs	0.25	05/20/10	0.25	27,100,000
	Massachusetts
	State of Massachusetts,
85,300	Ser H	0.22	04/07/10	0.22	85,300,000
15,000	Ser H	0.32	05/13/10	0.32	15,000,000
	Nevada
	Las Vegas Valley Water District,
28,000	Water Ser 2004 A	0.20	04/01/10	0.20	28,000,000
20,000	Water Ser 2004 B	0.18	04/08/10	0.18	20,000,000
37,400	Water Ser 2004 B	0.24	05/17/10	0.24	37,400,000
20,000	Water Ser 2004 B	0.26	06/08/10	0.26	20,000,000
	Texas
43,500	City of Austin, Combined Utility Systems Ser 2002 A	0.32	05/14/10	0.32	43,500,000
	Harris County Cultural Education Facilities Finance Corporation,
60,000	Methodist Hospital System Ser 2009 C-1	0.33	10/05/10	0.33	60,000,000
10,000	Methodist Hospital System Ser 2009 C-1	0.36	10/20/10	0.36	10,000,000

Active Assets Tax-Free Trust
Portfolio of Investments • March 31, 2010 (unaudited) continued

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE

	Washington
$39,700	County of King, Sewer Ser A	0.32%	04/29/10	0.32%	$39,700,000

	Total Tax-Exempt Commercial Paper (Cost $523,011,000)				523,011,000

	Short-Term Municipal Notes and Bonds (8.4%)
	Connecticut
	City of Hartford,
2,500	Ser 2009 BANs, dtd 09/30/09	2.25	04/15/10	0.55	2,501,631
6,000	Ser 2009 GANs, dtd 09/30/09	2.00	04/15/10	0.55	6,003,339
	Georgia
	Georgia Municipal Gas Authority,
12,600	Gas Portfolio III 2009 Ser G, dtd 12/02/09	2.00	05/19/10	0.45	12,625,812
18,200	Gas Portfolio III 2009 Ser H, dtd 12/02/09	2.00	11/18/10	0.73	18,345,171
	Massachusetts
6,000	Merrimack Valley Regional Transit Authority, Ser 2009 RANs, dtd 06/26/09	2.25	06/25/10	1.49	6,010,452
20,000	Pioneer Valley Transit Authority, Ser 2009 RANs, dtd 07/30/09	2.25	07/29/10	1.67	20,037,138
12,000	Worcester Regional Transit Authority, Ser 2009 RANs, dtd 06/26/09	2.00	06/25/10	1.50	12,013,759
	Michigan
55,000	Michigan, Fiscal 2010 Ser A, dtd 12/10/09	2.00	09/30/10	0.53	55,401,422
18,000	Michigan Municipal Bond Authority, State Aid Ser 2009 C-3, dtd 08/20/09	2.50	08/20/10	0.85	18,113,758
	New York
5,500	Board of Cooperative Educational Services, Suffolk County First Supervisory District Ser 2009 RANs, dtd 07/02/09	2.00	06/25/10	1.21	5,509,990
10,000	Cattaraugus-Little Valley Central School District, Ser 2009 B BANs, dtd 07/30/09	2.25	07/30/10	1.37	10,028,537
10,000	City of Syracuse, Ser 2009 A RANs, dtd 09/09/09	2.00	06/30/10	1.18	10,020,082
2,750	Downsville Central School District, Ser 2009 BANs, dtd 07/15/09	2.75	07/15/10	1.45	2,760,134
6,000	Forestville Central School District, Ser 2009 BANs, dtd 07/16/09	2.00	07/15/10	1.21	6,013,465
	Greater Southern Tier Board of Cooperative Educational Services District,
25,000	Supervisory District Ser 2009 RANs, dtd 09/22/09	2.00	06/30/10	1.21	25,048,363
18,000	Supervisory District Ser 2010 RANs, dtd 02/11/10	2.00	06/30/10	0.63	18,061,420
4,000	Holland Patent Central School District, Ser 2009 BANs, dtd 06/25/09	2.00	06/25/10	1.20	4,000,000
6,000	Lansingburgh Central School District of Troy, Central School District Ser 2009 BANs, dtd 07/07/09	2.00	06/23/10	1.21	6,000,000
6,000	Lewiston-Porter Central School District, Ser 2009 BANs, dtd 07/30/09	2.25	07/29/10	1.33	6,017,752
10,000	Mineola Union Free School District, Ser 2009 BANs, dtd 07/28/09	2.25	06/28/10	1.33	10,021,882
	North Syracuse Central School District,
1,000	Ser 2009 BANs, dtd 06/18/09	2.25	06/18/10	1.28	1,002,045
3,000	Ser 2009 BANs, dtd 06/18/09	2.25	06/18/10	1.28	3,006,135
	Penn Yan Central School District,
7,000	Ser 2009 BANs, dtd 06/18/09	2.25	06/18/10	1.31	7,013,867
12,000	Ser 2009 BANs, dtd 06/18/09	2.25	06/18/10	1.31	12,023,772
6,000	Phoenix Central School District, Ser 2009 BANs, dtd 07/16/09	2.25	07/16/10	1.41	6,014,428
4,000	Red Creek Central School District, Ser 2009 A BANs, dtd 07/15/09	2.25	07/15/10	1.47	4,008,837

Active Assets Tax-Free Trust
Portfolio of Investments • March 31, 2010 (unaudited) continued

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE

$5,000	Schroon Lake Central School District, Ser 2009 BANs, dtd 06/19/09	2.00%	06/18/10	1.30%	$5,007,379
4,000	Sodus Central School District, Ser 2009 BANs, dtd 06/26/09	2.00	06/25/10	1.23	4,000,000
3,000	South Glens Falls Central School District, Ser 2009 BANs, dtd 06/18/09	2.25	06/18/10	1.41	3,005,308
12,000	Tompkins-Seneca-Tioga Board of Cooperative Educational Services, Ser 2009 RANs, dtd 10/15/09	2.00	06/30/10	1.27	12,021,432
	Ohio
7,580	Bellefontaine City School District, Ser 2009 BANs, dtd 12/22/09	1.00	12/15/10	0.50	7,606,603
20,000	City of Akron, Ser 2009 BANs, dtd 06/24/09	1.38	06/24/10	1.10	20,012,519
6,000	City of Marion, Ser 2009 B BANs, dtd 10/14/09	1.75	10/13/10	1.25	6,015,814
8,000	County of Lucas, Ser 2009 BANs, dtd 07/22/09	1.00	07/22/10	0.70	8,007,291
9,000	Elgin Local School District, School Facilities Construction & Improvement Ser 2009, dtd 12/30/09	2.00	05/27/10	0.70	9,018,015
6,620	Northwestern Local School District Clark County, Ser 2010 BANs, dtd 02/18/10	2.00	12/01/10	0.50	6,686,306
2,000	Township of Deerfield, Ser 2009 BANs, dtd 11/12/09	1.50	11/10/10	0.67	2,010,063
15,000	Township of Union, Ser 2009 BANs, dtd 09/15/09	1.25	09/14/10	0.70	15,037,213
6,000	Wadsworth City School District, Ser 2009 Notes, dtd 09/22/09	2.25	09/22/10	0.65	6,045,450
	Pennsylvania
1,000	City of Lock Haven, Ser 2009 B, dtd 12/21/09	1.50	12/22/10	0.70	1,005,763
	South Carolina
4,000	Florence County School District No 1, Ser 2009 Notes, dtd 07/16/09	2.00	05/01/10	0.61	4,004,547
	Texas
101,800	State of Texas, Ser 2009 TRANs, dtd 09/01/09	2.50	08/31/10	0.47	102,654,796
	Wisconsin
11,000	Wisconsin Rural Water Construction Loan Program, Ser 2009 BANs, dtd 10/27/09	1.50	11/15/10	0.75	11,051,074

	Total Short-Term Municipal Notes and Bonds (Cost $510,792,764)				510,792,764

	Total Investments (Cost $6,017,041,764) (c)			99.4%	6,017,041,764
	Other Assets in Excess of Liabilities			0.6	35,408,191

	Net Assets			100.0%	$6,052,449,955

BANs	Bond Anticipation Notes.

GANs	Grant Anticipation Notes.

PUTTERs	Puttable Tax-Exempt Receipts.

RANs	Revenue Anticipation Notes.

ROCs	Reset Option Certificates.

STARS	Short-Term Adjustable Rate Securities.

SWEEP	Statewide Easy Equipment Program.

TRANs	Tax Revenue Anticipation Notes.

(a)	Rate shown is the rate in effect at March 31, 2010.

(b)	Date on which the principal amount can be recovered through demand.

(c)	Cost is the same for federal income tax purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

BHAC	Berkshire Hathaway Assurance Corporation.

Active Assets Tax-Free Trust
Notes to the Portfolio of Investments • March 31, 2010 (unaudited)
Fair Value Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Short-Term Investments
Short-Term Variable Rate Municipal Obligations	$4,983,238,000	—	$4,983,238,000	—
Short-Term Municipal Notes and Bonds	510,792,764	—	510,792,764	—
Tax-Exempt Commercial Paper	523,011,000	—	523,011,000	—

Total	$6,017,041,764	—	$6,017,041,764	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act. Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Active Assets Tax-Free Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 17, 2010